Shareowners' Equity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Statement [Line Items]
Common Stock, Shares Authorized	560	560
Common Stock, Par or Stated Value Per Share	$ 0.0375	$ 0.0375
Preferred Stock, Shares Authorized	40	40
Treasury stock retired, shares			219
Shares repurchased, value	$ 244	$ 76	$ 153
June 2011 Program [Member]
Statement [Line Items]
Authorized amount for shares repurchase	1,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 550
Treasury Stock [Member]
Statement [Line Items]
Treasury stock retired, shares			(219)
Treasury stock purchased, shares	5	2	4
Shares repurchased, value	$ 244	$ 76	$ 153
Treasury Stock [Member] | June 2011 Program [Member]
Statement [Line Items]
Shares repurchased, value	$ 200
Treasury Stock [Member] | Shares Repurchased To Offset The Impact Of Dilution [Member]
Statement [Line Items]
Treasury stock purchased, shares		2	4